FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Remeasurement of liability	$ (550)	$ 498	$ (243)	$ 535
Closing price (in usd per share)			$ 32.00
Return of capital			$ 348
Exchangeable Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			119,039,120	131,872,066	131,872,066
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)			54,440		199,066
Shares exchanged to units (in shares)			(42,111)		(19,223)
Arrangement/reorganization (in shares)					(13,012,789)
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	119,051,449		119,051,449		119,039,120
Class A.2 Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			13,012,789	0	0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Arrangement/reorganization (in shares)					13,012,789
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	13,012,789		13,012,789		13,012,789
Class B Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			3	2	2
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Arrangement/reorganization (in shares)					1
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	3		3		3
Class C Shares
Disclosure of financial liabilities [line items]
Beginning balance (in shares)			11,117,660	0	0
Share issuance - BIPC Exchangeable LP Unit exchanges (in shares)			0		0
Shares exchanged to units (in shares)			0		0
Arrangement/reorganization (in shares)					11,117,660
Remeasurement of liability (in shares)			0		0
Ending balance (in shares)	11,117,660		11,117,660		11,117,660
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Beginning balance, financial liability			$ 4,644	$ 4,153	$ 4,153
Share issuance - BIPC exchangeable LP unit exchanges			2		6
Shares exchanged to units			(1)		0
Arrangement/reorganization					8
Remeasurement of liability			243		477
Ending balance, financial liability	$ 4,888		$ 4,888		$ 4,644